UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 through June 30, 2022

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Westhaven Gold Corp.	WHN CN	960350957	7/15/2021	1. Set number of directors at 5; 2.1-2.5 Elect	Company	Yes	For	For
				directors; 3. Appoint Smythe LLP as auditors; 4.
				Approve a 10% rolling stock option plan; 5.
				Transact such other business as may properly
				come before the meeting.

Maritime Resources Corp.	MAE CN	57035U953	7/29/2021	1. Set number of directors at 5; 2.1-2.5 Elect	Company	Yes	For	For
				directors Hays, MacDonald, Ashcroft, Nikolaakis,
				and Yip; 3. Appoint Davidson & Co. LLP as
				auditors, directors to fix remuneration. 4
				Approve company's stock option plan 5. Approve
				mgt. actions taken since prior annual meeting.

Augusta Gold Corp.	G CN	051276103	7/29/2021	1. Elect directors; 2. Appoint Davidson & Co. LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration; 3.
				Approve the company's stock option plan.

Maritime Resources Corp.	MAE CN	57035U953	7/29/2021	1. Set number of directors at 5; 2. Elect directors;	Company	Yes	For	For
				3. Appoint Davidson & Co. LLP as auditors,
				directors to fix remuneration; 4. Approve stock
				option plan; 5. Approve actions taken by mgt.
				since the prior annual meeting.

Royal Road Minerals Ltd.	RYR CN	G76828956	8/5/2021	1.1-1.4 Elect directors Stone, Coughlin, Hill,	Company	Yes	For	For
				and Wall; 2. Appoint Clearhouse LLP as auditors,
				directors to fix remuneration; 3. Approve and
				confirm stock option plan.

GR Silver Mining Ltd.	GRSL CN	36258E953	9/3/2021	1. Set number of directors at 6; 2.A-2F. Elect	Company	Yes	For	For
				directors Demichele, Diaz, Fonseca, Rubenstein,
				Thomson and Zaunscherb; 3. Re-appoint
				Davidson & Co. LLP as auditors, directors to
				fix remuneration; 4. Approve continued use of
				the company's stock option plan, limited to 10% of
				the issued and outstanding shares of the co.;
				5. Transact any other business.

K92 Mining, Inc.	KNT CN	499113959	10/28/2021	1. Set number of directors at 8; 2.A-2.H Elect	Company	Yes	For	For
				directors Angus, Eaton, Giardini, Handa, Lewins,
				Stalker and heelock; 3. Appoint Pricewaterhouse-
				Coopers as auditor, directors to fix remuneration;
				4. Consider and/or approve adoption of
				the new articles of incorporation of the Co.;
				5. Approve if advisable adoption of the share-
				holder compensation plan.

Adriatic Metals PLC	ADT AU	BD215T5	10/29/2021	1. Approval of issue of conversion shares on	Company	Yes	For	For
				conversion of QRC convertible bonds; 2. Rati-
				fication of issue of Sandfire settlement shares;
				3. Ratification of issue of Sandfire anti-dilution
				shares; 4. Ratification of issue of Ras Metals
				consideration shares; 5. Approval of issue of
				Capital Raising shares.

Northern Star Resources Ltd.	NST AU	6717456	11/18/2021	1. Adoption of remuneration report; 1. Conditional	Company	Yes	For	For
				Spill resolution; 3. Approval of issue of 329,776
				LTI-1performance rights to Stuart Tonkin, CEO; 4.
				Approval of 247,332 LTI-2 performance rights to S.
				Tonkin, CEO; 5. Approval of 164,888 STI
				performance rights to Stuart Tonkin, CEO; 6-10
				Elect directors Fitzgerald, Langer,
				Richards, Chaney AO, and Warburton.

Orezone Gold Corp.	ORE CN	68616T950	8/31/2021	1. Approval of creation of a new control person	Company	Yes	For	For
				of the company, being Resource Capital
				Fund VII (or RCF VII) and approval of the
				issuance by the Company to RCF VII (or its
				nominee) of a secured convertible debenture in
				the principal amount of USD 25,000,000.;
				2. Any other further business.

Emerald Resources N.L.	EMR AU	6107381	11/25/2021	1. Adopt remuneration report; 2. Elect B.J. Slott	Company	Yes	For 1,2,3,4,6	For 1,2,3,4,6
				as director; 3. Re-elect M. Evans as			5. Take no action
				director; 4. Issue options to director M.
				Evans; 5. Increase in aggregate non-
				executive director fee pool; 6.
				Replacement of Constitution.

Kirkland Lake Gold Ltd.	KL	49741E100	11/26/2021	1. To consider a merger between Agnico	Company	Yes	For	For
				Eagle and Kirkland Lake Gold.

Paramount Gold Nevada Corp.	PZG	69924M109	12/9/2021	1. Elect directors; 2. Vote on the	Company	Yes	For	For
				ratification of MNP LLP as auditors; 3.
				Approve the amendment to the company's
				2016 stock incentive and equity plan.

Agnico Eagle Mines Ltd.	AEM	008474108	11/26/2021	1. To consider merger between Agnico	Company	Yes	For	For
				and Kirkland Lake Gold. Approving the
				issuance by the company of such
				number of common shares as may be
				required to be issued pursuant to or in
				connection with the plan.

Galway Metals, Inc.	GWM CN	364585208	12/14/2021	1.A-1.G. Elect directors; 2. Appoint	Company	Yes	For	For
				Clearhouse LLP as auditor, directors to fix
				remuneration; 3. Corporation's incentive
				stock option plan that was adopted
				12/17/2012 for approval.

Thor Explorations Ltd.	THX CN	B413SZ6	12/17/2021	1. Set number of directors at 7; 2.1-2.7	Company	Yes	For	For
				Elect directors; 3. Appoint BDO LLP as
				auditors, directors to fix remuneration;
				4. If appropriate, pass resolution to
				approve the company's omnibus incentive
				plan.

Fiore Gold Ltd.	F CN	31810L108	1/5/2022	1. Special resolution for Calibre Mining	Company	Yes	For	For
				to acquire Fiore Gold, issuing one Calibre
				share for each Fiore Gold share plus
				C$0.10 in cash for each Fiore Gold share.

Calibre Mining Corp.	CXB CN	13000C951	1/5/2022	1. Special resolution for Calibre Mining	Company	Yes	For	For
				to acquire Fiore Gold, issuing one Calibre
				share for one Fiore Gold share plus
				C$0.10 in cash for each Fiore Gold share.;
				2. Pass ordinary resolution approving
				amendments maximizing the number of
				common shares issuable under Calibre's restated
				long-term Incentive plan, to be implemented only
				upon the completion of the arrangement between
				Calibre Mining and Fiore Gold.

Minera Alamos, Inc.	MAI CN	60283L956	1/13/2022	1.1-1.5. Elect directors; 2. Appoint MNP LLP as	Company	Yes	For	For
				auditors; 3. Ratify and approve the continuation
				of the incentive stock option plan; 4. Ratify and
				approve the continuation of the restricted share
				unit plan for the company.

RTG Mining, Inc.	RTG AU	BM90D50	2/24/2022	1. Ratification of shares issued under ASX Listing	Company	Yes	For	For
				Rule 7.1;2. Ratification of issue of Advisor options
				issued under ASX Listing Rule 7.1: 3. Ratification
				of issue of shares issued under ASX Listing Rule
				7.1A; 4. Approval for Michael Carrick to participate
				in private placement; 5. Approval for Justine
				Magee and 6. Robert Scott to participate in
				private placement.

Banyan Gold Corp.	BYN CN	06683K957	3/31/2022	1. Fix number of directors at 4; 2.1-2.4 /elect	Company	Yes	For	For
				directors M. Blythe, S. Burleton. T. Christie and
				D. Reid; 3. Appoint Geib & Co. chartered
				accountant, as auditor; 4. If deemed advisable,
				approve rolling share option plan.

Mineros S.A.	MSA CN	BP0QM95	3/31/2022	1. Approval of the agenda; 2. Committee to	Company	Yes	For	For
				review and approve the minutes; 3. Reading and
				approval of the Annual Report; 4. Presentation
				of the separate and consolidated financial
				statements with a cutoff date of Dec, 31,2021.;
				5. Reading of the report from the auditor; 6.
				Approval of the separate and consolidated
				financial statements with a cutoff date of
				Dec. 31, 2021; 7. Presentation and approval of the
				Plan for the distribution of profit; 8. Approval of
				the amendment of the policy for the election
				performance, and compensation of the Board
				of directors; 9. Advisory vote of the Board of
				Directors; 10. Election of the Board of Directors
				from 2022 through 2023; 11. Establishment of
				the compensation for the Board of Directors;
				12. Proposals and various.

Newmont Goldcorp Corp.	NEM	651639106	4/21/2022	1.A-1.L. Elect directors (11); 2. Approve on an	Company	Yes	For	For
				advisory basis, executive officer compensation;
				3. Ratify appointment of independent
				registered public accounting firm for 2022.

Wheaton Precious Metals Corp.	WPM CN	926879953	5/13/2022	A.1-A.10. Elect directors; Appoint Deloitte LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration; C.
				Advisory resolution on the company's approach
				to executive compensation; D. Any other business
				that may properly come to the meeting.

Barrick Gold Corp.	GOLD	067901108	5/3/2022	1. Elect directors; 2. Approve appointment of	Company	Yes	For	For
				PriceWaterhouseCoopers LLP as auditor, directors
				to fix remuneration. 3. Advisory resolution on
				approach to executive compensation.

Agnico Eagle Mines Ltd.	AEM	008474108	4/29/2022	1. Elect directors; 2. Appoint Ernst & young LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration; 3.
				If deemed advisable, pass an ordinary resolution
				approving an amendment to the Company's
				incentive share purchase plan; 4. Pass a non-
				binding advisory resolution accepting Company's
				approach to executive compensation.

Pan American Silver Corp.	PAAS	697900108	5/11/2022	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. pass
				if appropriate, non-binding res. Approving
				Company's approach to executive compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/5/2022	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP, as auditors, directors to set
				remuneration; 3. Vote resolution re: stock option
				plan; 3. vote resolution accepting company's
				approach to executive compensation.

Argonaut Gold, Inc.	AR CN	04016A952	5/12/2022	1. Set number of directors at 7; 2. Elect directors;	Company	Yes	For	for
				3. Appoint PricewaterhouseCoopers as auditors,
				directors to fix their remuneration; 4. Shareholder
				advisory vote on report on executive compen-
				sation.

SSR Mining, Inc.	SSRM	784730103	5/12/2022	1. Elect directors; 2. to approve on year as the	Company	Yes	For	For
				frequency of future advisory voters re: executive
				compensation; 3. to approve on an advisory basis
				compensation for named executive officers;
				4. Approve 2022 employee share purchase plan;
				5. Approve appointment of Pricewaterhouse-
				Coopers LLP as auditors.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/16/2022	1.1-2.2. Re-elect and election of directors; 3.1-3.5	Company	Yes	For	For
				Appointment of audit and risk committee members
				4.1-4.2. Reappointment of Ernst & Young as
				auditors and appointment of Pricewaterhouse-
				Coopers LLC as auditors; 5. General authority to
				directors to allot and issue ordinary shares; 6.1-
				6.2 Separate non-binding advisory endorsements
				re: remuneration policy and implementation. 7.
				remuneration of non-executive directors; 8.
				General authority to acquire Company's own
				shares; 9. General authority for directors to issue
				for cash, those ordinary shares which the
				directors are authorized to a lot and issue;
				10. General authority to provide financial
				assistance; 11. Approval of the MOI amendment.

Endeavour Mining Corp.	EDV CN	G3040R950	5/24/2022	1-10 Re-elect and elect directors; 11. Reappoint	Company	Yes	For	For
				BDO LLP as auditors; 12. Authorize the Audit
				Committee to fix remuneration of auditors; 13.
				Approve the director's' remuneration policy; 14.
				Approve directors' remuneration report
				excluding the directors' remuneration policy; 15.
				That the directors be authorized to exercise all the
				powers of the Co. to allot shares or grant rights
				to subscribe for or to convert any security into
				shares of the company; 16. If 15 passes, the
				directors be authorized to allot equity securities
				of the company wholly for cash; 17. That
				subject to 15 passing and in addition to 16
				authority be given to directors to a lot equity
				securities for cash; 18. That the Company be
				and is hereby generally and unconditionally
				authorized to make market purchases of ordinary
				shares in the capital of the company; 19. That a
				general meeting other than an annual meeting
				be called on not less than 14 clear day's notice.

Hecla Mining Co.	HL	422704106	5/25/2022	1A-1B. Election of Class 111 directors; Appoint	Company	Yes	For	For
				BDO USA, LLP as auditors for 2022; 3. Approve
				on an advisory basis, named executive officer
				compensation.

RTG Mining, Inc.	RTG AU	BM90D50	5/27/2022	1. Receive annual financial statements; 2.	Company	Yes	For	For
				Approval of auditors; 3. Approval to issue shares
				under ASX listing rule; 4. Approval to fix number
				of directors; 4A-4F. Elect directors.

Alamos Gold, Inc.	AGI	011532108	5/26/2022	1. Elect directors; 2. Re-appoint KPMG, LLP as	Company	Yes	For	For
				directors, directors to fix their remuneration;
				3. Approve company's long-term Incentive Plan
				as well as revisions to the plan; 4. Approve
				the unallocated shares under the Company's
				employee share purchase plan, as well as
				revisions to the plan's amendment provision;
				5. If advisable, approve the Company's amended
				and restated shareholder rights plan; 6. if
				advisable, approve an advisory resolution on the
				company's approach to executive compensation.

Black Cat Syndicate Ltd.	BC8 AU	BFX28Y7	5/31/2022	1. 1. Approval for acquisition; 2. Ratification of	Company	Yes	For	For
				prior issue of shares, Rule 7-1; 3. Ratification of
				prior issue of shares, Rule 7-A; 4. Approval for
				Tranche 2 of placement; 5-7. Issue of shares to
				related parties: Paul Chapman, Philip Crutchfield,
				and Tony Polglase.

Jaguar Mining, Inc.	JAG CN	47009M954	6/3/2022	11-1.7 Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For
				auditors, directors to fix remuneration; 3. Ratify
				and re-approve stock option plan.

Liberty Gold Corp.	LGD CN	53056H955	6/9/2022	1.1-1.6 elect directors; 2. Appoint Pricewater-	Company	Yes	For	For
				houseCoopers LLP as auditors, directors to
				fix their remuneration.

Tajiri Resources Corp.	TAJ CN	87405Y954	5/31/2022	1. Set number of directors at 5; 2.A-2.E Elect	Company	Yes	For	For
				directors; 2. Appoint DeVisser Gray LLP as
				auditors, directors to fix their remuneration; 4.
				Approval for the renewal of the Company's
				10% rolling stock option plan; 5. Transact any
				further business that properly comes before the
				meeting.

OceanaGold Corp.	OGC CN	675222954	6/9/2022	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors, directors to determine their
				compensation; 3. Approve a non-binding advisory
				resolution re: executive compensation.

Apollo Silver Corp.	APGO CN	03770A950	6/10/2022	1. Set number of directors at 7; 2.1-2.VII. Elect	Company	Yes	For	For
				directors; 3. Re-appoint Davidson & Co. LLP as
				auditors, directors to fix their remuneration. 4.
				Pass ordinary resolution approving company's
				amended and re-stated share option plan; 5.
				Transact any further business.

Aya Gold & Silver, Inc.	AYA CN	05466C950	6/22/2022	1.1-1-8 Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration; 3.
				Confirmation of By-Law; 4. Advisory resolution
				on corporations approach to executive
				compensation.

B2Gold Corp.	BTO CN	11777Q951	6/22/2022	1. Set number of directors at nine; 2.1-2.9	Company	Yes	For	For
				Elect directors; 3. Appoint Pricewaterhouse-
				Coopers LLP as auditors, directors to fix
				their remuneration; 4. Non-binding resolution
				re: executive compensation.

Superior Gold, Inc.	SGI CN	86816U957	6/23/2022	1.A-1.E. Elect directors; 2. Appoint KPMG LLC as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				If advisable, approve the stock option plan.

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/27/2022	1. Set number of directors at seven; 2.1-2.7	Company	Yes	For	For
				Elect directors; 3. Appoint KPMG LLP AS auditors
				directors to fix their remuneration.

Orezone Gold Corp.	ORE CN	68616T950	6/15/2022	1. Set number of directors at 8; 2.1-2.8 Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte LLP as auditors,
				directors to fix their remuneration; 4. Approve
				the Company's stock option plan; 5. To re-approve
				Company's restricted share unit plan; 6. To
				re-approve deferred share unit plan.

Calibre Mining Corp.	CXB CN	13000C951	6/15/2022	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors. Directors to fix their
				remuneration.

Benchmark Metals, Inc.	BNCH CN	08162A955	6/22/2022	Set number of directors at 5. 2.A-2.E. Elect	Company	Yes	For	For
				directors; 3. Appoint Elliott LLP as auditors,
				directors to fix their remuneration; 4. Ratify and
				approve existing stock option plan.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	6/23/2022	1. Elect directors; 2. Appoint Grant Thornton LLP	Company	Yes	For	For
				as auditor, directors to fix their remuneration;
				3. If advisable, pass a non-binding resolution
				accepting executive compensation.

Montage Gold Corp.	MAU CN	6117BL952	6/23/2022	1. Appoint PricewaterhouseCoopers as auditors.	Company	Yes	For	For
				directors to fix their remuneration; 2. Fix number
				of directors at seven; 3.1-3.7 elect directors;
				4. Approve ordinary resolutions regarding
				2022 stock option plan; 5. Transact other
				business that is properly brought before the
				meeting.

K92 Mining, Inc.	KNT CN	499113959	6/30/2022	1. Set number of directors at 9; 2.A-2I. Elect	Company	Yes	For	For
				directors; 3.PricewaterhouseCoopers LLC as
				auditor, directors to fic their remuneration.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 10, 2022